Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Cost of revenue	$ 54,317	$ 48,144	$ 60,159
Accounts receivable	32,141	25,414
Accounts payable	6,953	5,048
Selling, general and administrative	101,618	89,111	91,851
Commitment to sponsor agreement
Product revenue
Related party transactions
Cost of revenue	33,304	29,103	42,841
Service and other revenue
Related party transactions
Cost of revenue	21,013	19,041	17,318
Harvard University
Related party transactions
Cost of revenue	300	300	0
Related party revenue	2,200	1,300	700
Accounts receivable	700	0
UltraDx
Related party transactions
Cost of revenue	0	$ 300	$ 700
Accounts payable	$ 0